Consolidated Statements of Equity (USD $) In Thousands, except Share data	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total Shareholders' Equity [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2012	$ 16,065	$ 560	$ 48,869	$ 21,068	$ (745)	$ (2,180)	$ 83,637	$ (94)	$ 83,543
Balance (in shares) at Dec. 31, 2012		5,594,793
Capital withdrawals by noncontrolling interest								(1,325)	(1,325)
Stock options exercised		6	284				290		290
Stock options exercised (in shares)		57,591
Issuance of Series B preferred stock	20,000		(1,461)				18,539		18,539
Repurchase of Series A preferred stock	(16,288)			1,948			(14,340)		(14,340)
Repurchase of TARP warrants			(930)	(720)			(1,650)		(1,650)
10% common stock dividend		53	4,442	(4,501)			(6)		(6)
10% common stock dividend (in shares)		541,326
Net income				7,571			7,571	1,667	9,238
Changes in other comprehensive income					510		510		510
Accrued dividend payable				(19)			(19)		(23)
Dividend on preferred stock				(816)			(816)		(816)
Accretion of discount on preferred stock	223			(223)
Balance at Dec. 31, 2013	20,000	619	51,204	24,308	(235)	(2,180)	93,716	248	93,964
Balance (in shares) at Dec. 31, 2013		6,193,710
Capital withdrawals by noncontrolling interest								(1,942)	(1,942)
Stock options exercised		2	112				114		114
Stock options exercised (in shares)		14,549							14,549
Net income				10,473			10,473	1,839	12,312
Changes in other comprehensive income					400		400		400
Dividend on preferred stock				(1,200)			(1,200)		(1,200)
Dividend on common stock				(598)			(598)		(598)
Balance at Dec. 31, 2014	$ 20,000	$ 621	$ 51,316	$ 32,983	$ 165	$ (2,180)	$ 102,905	$ 145	$ 103,050
Balance (in shares) at Dec. 31, 2014		6,208,259